SHAREHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended										9 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended								12 Months Ended
	Aug. 31, 2012	Jul. 30, 2012	Dec. 29, 2011	Aug. 31, 2011	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jul. 31, 2012	Aug. 27, 2012	Jul. 08, 2012	Jul. 05, 2012	Apr. 28, 2011	Apr. 04, 2011	Sep. 28, 2010	Jul. 19, 2010	Aug. 24, 2007	Nov. 12, 2004	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2012 Equity Warrants [Member]	Jan. 31, 2012 Common Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2010 Common Stock [Member]	Oct. 31, 2007 Common Stock [Member]	Oct. 31, 2006 Common Stock [Member]	Oct. 31, 2005 Common Stock [Member]	Jul. 31, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2010 Series B Preferred Stock [Member]	Jul. 19, 2010 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member] Warrant [Member]
Preferred stock, shares issued					740		740		740	789	740	740															789				740	740	789
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001		$ 10,000	$ 0.001	$ 10,000	$ 0.001																			$ 0.001	$ 10,000
Sale of Stock, Price Per Share					$ 10,000		$ 10,000					$ 10,000							$ 10,000												$ 10,000			$ 10,000
Stock Issued During Period, Shares, New Issues							25,560,000		40,500,000																4,000,000	40,000	789	59,228,334							40,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.15		0.15		0.15		0.15	0.15	0.15	0.15	0.15					0.17	0.25		0.40	0.15												0.25
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																	2.00%		2.00%															2.00%
Stock Issued During Period Shares Warrant Exercised																								2,745
Proceeds from exercise of warrants							$ 411,765	$ 1,085,001	$ 1,085,001	$ 170,000	$ 1,255,001	$ 1,666,766
Common stock, par value (in dollars per share)					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001
Warrants Purchased During Period																									292,000
Debt Issuance Cost					247,000	25,000	27,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)					9,000		85,000
Incremental Common Shares Attributable to Written Put Options							47,000,000		49,400,000
Total							171,141,067	27,414,418	226,819,663	133,965,228												137,000,000	41,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														11,064,611	79,947,614					150,000	87,108
Debt Conversion, Converted Instrument, Shares Issued	0	800,000	3,600,000	768,633	253,333		1,126,667		8,652,737																			6,974,202	1,766,902	2,136,441
Class of Warrant or Right, Outstanding					114,738,770		114,738,770		137,841,857		137,841,857	114,738,770										64,800,000	25,560,000
Purchase Of Common Stock In Exchange Of Warrants Surrendered		23,726,545
Common Stock To Be Purchased In Exchange Of Unissued Warrants		34,791,156
Other Noncash Income		408,000					54,000
Preferred Stock Shares Available For Sale																															284
Warrant Excercised During Period							2,745,097
Warrants Issued In Exchange For Shares							4,791,337
Shares Repurchased In Exchange Of Warrants Issued							6,388,449
Shares Repurchased In Exchange Of Warrants Issued Value							1,597,112
Other Noncash Expense							$ 89,000